Deferred revenue	12 Months Ended
Dec. 31, 2016
Deferred revenue
Deferred revenue

12. Deferred revenue

Deferred revenues are recognized when payments are received in advance of revenue is earned. Certain contracts require that a portion of the payment be deferred until the end of the wealth management product’s life or other specified contingency. In such instances, the Group defers the contingent amount until the contingency has been resolved.

If the contingency is contracted to be resolved within one year period, the deferred revenue is classified as short-term liabilities. Otherwise, it is classified as long-term liabilities.

Deferred revenue from related parties was RMB114,460,661 and RMB197,057,867 as of December 31, 2015 and 2016 respectively. As of December 31, 2016, out of the total deferred revenue from related parties, RMB121,644,250 is expected to be recognized within twelve months and therefore, classified within current liabilities. The remaining balance of RMB75,413,617 is expected to be recognized as revenue after one year and therefore classified within non-current liabilities.

Deferred revenue from third parties was RMB61,719,454 and RMB42,110,100 as of December 31, 2015 and 2016 respectively. As of December 31, 2016, RMB36,432,195 was expected to be earned within in a one year period and RMB5,677,905 was to be expected to be earned after one year.